THE ALGER FUNDS

Alger Capital Appreciation Fund

Alger Capital Appreciation Focus Fund

Alger Spectra Fund

Supplement dated June 1, 2015 to the

Retail Prospectus dated March 1, 2015

As Supplemented to Date

The following replaces the information under the heading “Management” on page 5 of the Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Patrick Kelly, CFA
Senior Vice President,	Executive Vice President,
Senior Analyst and	Portfolio Manager and Head of
Portfolio Manager	Alger Capital Appreciation and
Since June 2015	Spectra Strategies
Since September 2004

The following replaces the entry for Alger Capital Appreciation Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 66 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D.	June 2015
	Patrick Kelly, CFA	September 2004

The following should replace the description of Patrick Kelly in the description of Portfolio Managers on page 67 of the Prospectus:

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The following replaces the information under the heading “Management” on page 98 of the Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Patrick Kelly, CFA
Senior Vice President,	Executive Vice President,
Senior Analyst and	Portfolio Manager and
Portfolio Manager	Head of the Alger Capital Appreciation
Since June 2015	and Spectra Strategies
Since September 2004

The following replaces the entries for Alger Spectra Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 136 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Spectra Fund	Ankur Crawford, Ph.D.	June 2015
	Patrick Kelly, CFA	September 2004

The following should be added to the descriptions of Portfolio Managers on page 137 of the Prospectus:

•                  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as Vice President and an Analyst from 2007 to 2010.

The following should replace the description of Patrick Kelly in the description of Portfolio Managers on page 137 of the Prospectus:

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The following replaces the information under the heading “Management” on page 173 of the Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Patrick Kelly, CFA
Senior Vice President,	Executive Vice President,
Senior Analyst and	Portfolio Manager and
Portfolio Manager	Head of the Alger Capital Appreciation
Since June 2015	and Spectra Strategies
Since September 2004

The following replaces the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 179 of the Prospectus:

Fund	Portfolio Managers	Since
Alger Capital Appreciation Focus Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 December 2012

The following should be added to the descriptions of Portfolio Managers on page 179 of the Prospectus:

•                  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as Vice President and an Analyst from 2007 to 2010.

The following should replace the description of Patrick Kelly in the description of Portfolio Managers on page 179 of the Prospectus:

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

S-MPAD 6115